Annual
Report

                             [GRAPHIC OMITTED]

                                                         DECEMBER 31, 2001


MUTUAL EUROPEAN FUND









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Franklin Templeton Investments

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG- TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.


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DAVID J. WINTERS, CFA                     MATTHEW HAYNES, CFA

CO-PORTFOLIO MANAGER                      CO-PORTFOLIO MANAGER
MUTUAL EUROPEAN FUND                      MUTUAL EUROPEAN FUND

PRESIDENT AND CHIEF INVESTMENT OFFICER
FRANKLIN MUTUAL ADVISERS, LLC



PETER A. LANGERMAN

CHIEF EXECUTIVE OFFICER
FRANKLIN MUTUAL ADVISERS, LLC







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FRANKLINTEMPLETON.COM

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


SHAREHOLDER LETTER


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YOUR FUND'S GOAL: MUTUAL EUROPEAN FUND SEEKS CAPITAL APPRECIATION, WITH INCOME
AS A SECONDARY OBJECTIVE, BY INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS, BONDS AND CONVERTIBLE SECURITIES. THE FUND NORMALLY WILL INVEST AT LEAST 65% OF ITS ASSETS IN THE SECURITIES OF ISSUERS ORGANIZED UNDER THE LAWS OF OR WHOSE PRINCIPAL BUSINESS OPERATIONS OR AT LEAST 50% OF WHOSE REVENUE IS EARNED FROM, EUROPEAN COUNTRIES.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Mutual European Fund covers the period ended December 31, 2001. In a difficult investment environment, Mutual European Fund - Class Z posted a -4.74% one-year cumulative total return, as shown in the Performance Summary beginning on page 7. Although the Fund produced a negative return in absolute terms, we are pleased that this performance compared favorably with our benchmark, the Morgan Stanley Capital International (MSCI(R)) All Country Europe Index, which returned -19.49% for the same time.(1) The Lipper European Funds Average, composed of 178 funds on December 31, 2001,



1. Source: Standard & Poor's Micropal. The unmanaged MSCI All Country Europe Index is an equity index that measures the total returns of equity securities available in the developed and emerging markets in Europe. Securities included in the index are weighted according to their market capitalization. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 15.







CONTENTS


Shareholder Letter  ...................      1

Performance Summary   .................      7

Financial Highlights &
Statement of Investments  .............     11

Financial Statements  .................     21

Notes to
Financial Statements  .................     25

Independent
Auditors' Report  .....................     33

Tax Designation  ......................     34

Directors and Officers  ...............     35




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FUND CATEGORY

Global

Growth

Growth &
Income

     Income       Tax-Free Income

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/01

U.K.                           11.2%
Spain                          10.0%
France                          8.6%
U.S.                            6.5%
Netherlands                     5.1%
Norway                          4.6%
Sweden                          4.0%
Finland                         3.4%
Irish Republic                  2.8%
Switzerland                     2.7%
Italy                           2.4%
Belgium                         1.8%
Other Countries                 3.2%
Fixed Income Securities         5.2%
Government Agencies &
Other Net Assets               28.5%





had a -22.34% return for the 12-month period.(2) Consistent with our focus on long-term results, the Fund also produced excellent returns over the past three and five years, as you can see in the Performance Summary.

During the year under review, European economic growth continued to decline along with the global economy. For the first time in nearly 30 years, the world's three largest economies contracted simultaneously. The U.S. economy fell into recession, Germany's economic activity slowed sharply and Japan remained mired in its worst economic slump in 20 years. The European Central Bank (ECB) lowered interest rates four times in 2001, compared with the seven and eleven interest rate cuts by the Bank of England and the U.S. Federal Reserve Board. Lower energy prices should result in continental Europe's inflation rate remaining below the 2% level targeted by the ECB, paving the way for additional stimulus efforts.

We attribute the Fund's relative outperformance primarily to our disciplined, value-oriented style and our participation in special situations. Our unique three-pronged approach and conservative management style have produced excellent risk-adjusted returns for our shareholders over the long term. First, we invest the majority of our portfolio in securities we believe are trading at substantial discounts to their underlying intrinsic values. Second, we participate and invest in the distressed or bankruptcy arena. Lastly, we also seek out investment opportunities in arbitrage and corporation action situations.

2. Source: Lipper Inc. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

We focus our efforts on established companies' undervalued securities. During the year, our investment approach kept us away from the volatile, lower-quality and highly speculative technology, media and telecommunications sectors. These sectors were market darlings in 1999 and early 2000, crashed over the remainder of 2000 and into 2001, and regained investors' favor later in 2001. Renewed speculative fervor, which we attribute to investors' faith in recent central bank activities, drove up the Nasdaq Composite Index 37.17% since its low on September 21.(3) Although we do not make investment decisions based on economic predictions, we felt it far too early to have confidence in any broad-based economic recovery. We prefer to dismiss speculative buying and continue to do the type of investing that has been successful for our shareholders over the long term.

With this objective, we added selectively to existing positions in stocks that, in our opinion, were unjustly penalized by the market. Examples include Royal Bank of Scotland and Compania de Distribucion Intefral Logista. Contributing positively to Fund performance during the year were large holdings in the Spanish construction sector, such as Acciona, Actividades de Construcciones y Servicios and Fomento de Construcciones y Contratas. Spanish engineering and construction companies should directly benefit from Spain's efforts to improve its infrastructure to meet European Monetary Union requirements. In addition, such companies generally have low debt levels, predictable cash flow streams and management teams focused on increasing shareholder value.


3. Source: Standard & Poor's Micropal. The unmanaged Nasdaq Composite Index measures all Nasdaq National Market common stocks. The index is market value-weighted and includes over 4,000 companies.




TOP 5 SECTORS/INDUSTRIES
Based on Equity Securities
12/31/01

                              % OF TOTAL
                              NET ASSETS
----------------------------------------
Construction & Engineering         10.0%

Banks                               6.9%

Diversified Financials              6.0%

Food Products                       4.0%

Media                               3.9%

TOP 10 HOLDINGS
12/31/01

COMPANY
SECTOR/INDUSTRY,               % OF TOTAL
COUNTRY                        NET ASSETS
-----------------------------------------
Vinci SA                             2.8%
CONSTRUCTION &
ENGINEERING, FRANCE

Acciona SA                           2.8%
CONSTRUCTION &
ENGINEERING, SPAIN

Actividades de
Construcciones y Servicios           2.5%
CONSTRUCTION &
ENGINEERING, SPAIN

Lagardere SCA                        2.3%
MEDIA, FRANCE

Gjensidige Norway
Sparebank, 144A                      2.3%
BANKS, NORWAY

PG&E Corp. (Common &
Fixed Income)                        2.1%
ELECTRIC UTILITIES, U.S.

Suez SA                              1.9%
MULTI-UTILITIES, FRANCE

Berkshire Hathaway Inc., A           1.8%
DIVERSIFIED FINANCIALS, U.S.

Uponor OYJ                           1.8%
BUILDING PRODUCTS, FINLAND

Fomento de Construcciones
y Contratas SA                       1.7%
CONSTRUCTION &
ENGINEERING, SPAIN



The Fund also has significant exposure in the financial sector. Among these, we believe that Gjensidige Norway Sparebank (GNS) is one of Europe's most undervalued banks. GNS's purchase of a de-mutualized insurance company should serve to transform the bank into a full-service financial services firm with competitive retail distribution. Longer term, we see GNS as an attractive acquisition target by a larger Nordic bank, which should help us realize the company's full intrinsic value. Another important European bank holding is Banca Nazionale del Lavoro (BNL). BNL's new management team transformed the company by cutting costs and expanding distribution, which led to increasing returns on equity. This undervalued stock remains one of the most probable acquisition candidates among large Italian banks.

Unfortunately, not all of our investments performed as anticipated. We sold our shares in Italian media conglomerate Cir Cie Industriali Riunite, which declined precipitously, along with all media-related stocks, on expectations that advertising revenues would drop due to the economic slowdown. Another Fund holding, Railtrack Group, Britain's largest railway infrastructure operator, saw its primary operating subsidiary forced into administration, the British equivalent of bankruptcy, when the government unilaterally withdrew promised funding. We believe this was the same as the government's seizing the equity value of the company without proper compensation. We are working aggressively to obtain the best possible outcome for our shareholders.

As always, we will continue to search for compelling investment ideas that we believe have attractive risk reward characteristics and are undervalued. We will remain patient and focused so that when opportunities arise, we will be ready to take advantage.

We appreciate your participation in Mutual European Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,

/S/ SIGNATURE David J. Winters, CFA
David J. Winters, CFA


/S/ SIGNATURE  Matthew Haynes, CFA
Matthew Haynes, CFA

Co-Portfolio Managers
Mutual European Fund




--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus.

This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 12/31/01

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRICE AND DISTRIBUTION INFORMATION

CLASS Z                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$1.10         $14.42    $15.52
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.3255
Short-Term Capital Gain        $0.0130
Long-Term Capital Gain         $0.0231
                               -------
       Total                   $0.3616


CLASS A                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$1.09         $14.27    $15.36
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.2752
Short-Term Capital Gain        $0.0130
Long-Term Capital Gain         $0.0231
                               -------
       Total                   $0.3113


CLASS B                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$1.11         $14.08    $15.19
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.2124
Short-Term Capital Gain        $0.0130
Long-Term Capital Gain         $0.0231
                               -------
       Total                   $0.2485


CLASS C                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$1.08         $14.29    $15.37
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.1750
Short-Term Capital Gain        $0.0130
Long-Term Capital Gain         $0.0231
                               -------
       Total                   $0.2111



--------------------------------------------------------------------------------
CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.*

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Mutual European Fund paid distributions derived from long-term capital gains totaling 2.31 cents ($0.0231) per share in June and December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.




--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------




PERFORMANCE


                                                       INCEPTION
CLASS Z                              1-YEAR   5-YEAR    (7/3/96)
----------------------------------------------------------------
Cumulative Total Return(1)           -4.74%   106.49%    136.66%
Average Annual Total Return(2)       -4.74%    15.61%     16.97%
Value of $10,000 Investment(3)       $9,526   $20,649    $23,666


                                                       INCEPTION
CLASS A                              1-YEAR   5-YEAR    (11/1/96)
----------------------------------------------------------------
Cumulative Total Return(1)            -5.05%  101.99%    112.91%
Average Annual Total Return(2)       -10.53%   13.75%     14.44%
Value of $10,000 Investment(3)        $8,947  $19,044    $20,106


                                                       INCEPTION
CLASS B                                       1-YEAR   (1/1/99)
----------------------------------------------------------------
Cumulative Total Return(1)                     -5.66%     53.10%
Average Annual Total Return(2)                 -9.37%     14.55%
Value of $10,000 Investment(3)                 $9,063    $15,218


                                                       INCEPTION
CLASS C                              1-YEAR   5-YEAR    (11/1/96)
----------------------------------------------------------------
Cumulative Total Return(1)           -5.65%   96.59%     107.07%
Average Annual Total Return(2)       -7.54%   14.26%      14.91%
Value of $10,000 Investment(3)       $9,246  $19,471     $20,537



Mutual European Fund - Class Z ranked #2 out of 178 Lipper European Region funds in total return for the one-year period, #3 out of 116 funds for the three-year period and #2 out of 63 funds for the five-year period ended December 31, 2001, as measured by Lipper Inc., a nationally recognized mutual fund research organization. Lipper rankings do not include sales charges, and past expense reductions by the Fund's manager increased total returns. Rankings may have differed if such factors had been considered.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED DIVIDENDS. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.

AVERAGE ANNUAL TOTAL RETURN

CLASS Z                     12/31/01
------------------------------------
1-Year                        -4.74%
5-Year                        15.61%
Since Inception (7/3/96)      16.97%



[GRAPHIC OMITTED]

EDGAR representation of plot points used in printed graphic as follows:

CLASS Z

DATE         MUTUAL EUROPEAN FUND    MSCI AC EUROPE       MSCI AC Europe $GT1
----         --------------------    --------------       -------------------
07/03/1996           $10,000           $10,000
07/31/1996           $10,060            $9,893               -1.07%
08/31/1996           $10,430           $10,192                3.02%
09/30/1996           $10,640           $10,400                2.04%
10/31/1996           $10,840           $10,637                2.28%
11/30/1996           $11,260           $11,172                5.03%
12/31/1996           $11,461           $11,394                1.99%
01/31/1997           $11,984           $11,469                0.66%
02/28/1997           $12,236           $11,626                1.37%
03/31/1997           $12,397           $11,994                3.16%
04/30/1997           $12,376           $11,928               -0.55%
05/31/1997           $12,537           $12,444                4.33%
06/30/1997           $12,960           $13,067                5.00%
07/31/1997           $13,525           $13,669                4.61%
08/31/1997           $13,282           $12,901               -5.62%
09/30/1997           $14,163           $14,169                9.83%
10/31/1997           $13,627           $13,473               -4.91%
11/30/1997           $13,768           $13,674                1.49%
12/31/1997           $14,115           $14,217                3.97%
01/31/1998           $14,350           $14,727                3.59%
02/28/1998           $15,134           $15,879                7.82%
03/31/1998           $16,221           $17,014                7.15%
04/30/1998           $16,635           $17,382                2.16%
05/31/1998           $17,218           $17,653                1.56%
06/30/1998           $16,826           $17,826                0.98%
07/31/1998           $16,691           $18,209                2.15%
08/31/1998           $14,792           $15,838              -13.02%
09/30/1998           $13,433           $15,205               -4.00%
10/31/1998           $13,825           $16,426                8.03%
11/30/1998           $14,723           $17,321                5.45%
12/31/1998           $14,783           $18,081                4.39%
01/31/1999           $14,819           $17,991               -0.50%
02/28/1999           $15,007           $17,554               -2.43%
03/31/1999           $15,349           $17,757                1.16%
04/30/1999           $16,245           $18,310                3.11%
05/31/1999           $16,281           $17,466               -4.61%
06/30/1999           $16,847           $17,764                1.71%
07/31/1999           $16,871           $17,958                1.09%
08/31/1999           $17,026           $18,148                1.06%
09/30/1999           $17,026           $18,019               -0.71%
10/31/1999           $17,575           $18,672                3.62%
11/30/1999           $19,054           $19,194                2.80%
12/31/1999           $21,704           $21,218               10.54%
01/31/2000           $22,192           $19,732               -7.00%
02/29/2000           $25,032           $20,749                5.15%
03/31/2000           $24,261           $21,246                2.40%
04/30/2000           $23,592           $20,318               -4.37%
05/31/2000           $23,631           $20,143               -0.86%
06/30/2000           $23,648           $20,530                1.92%
07/31/2000           $23,797           $20,206               -1.58%
08/31/2000           $24,393           $19,951               -1.26%
09/30/2000           $23,797           $19,019               -4.67%
10/31/2000           $24,068           $18,865               -0.81%
11/30/2000           $23,973           $18,064               -4.25%
12/31/2000           $24,843           $19,333                7.03%
01/31/2001           $25,531           $19,362                0.15%
02/28/2001           $25,387           $17,633               -8.93%
03/31/2001           $24,395           $16,323               -7.43%
04/30/2001           $25,131           $17,516                7.31%
05/31/2001           $25,563           $16,690               -4.72%
06/30/2001           $25,404           $16,064               -3.75%
07/31/2001           $25,260           $16,083                0.12%
08/31/2001           $25,019           $15,673               -2.55%
09/30/2001           $22,160           $14,098              -10.05%
10/31/2001           $22,883           $14,566                3.32%
11/30/2001           $23,365           $15,164                4.11%
12/31/2001           $23,666           $15,565                2.64%



AVERAGE ANNUAL TOTAL RETURN

CLASS A                     12/31/01
------------------------------------
1-Year                       -10.53%
5-Year                        13.75%
Since Inception (11/1/96)     14.44%


[GRAPHIC OMITTED]

EDGAR representation of plot points used in printed graphic as follows:

CLASS A

   DATE        MUTUAL EUROPEAN FUND   MSCI AC EUROPE        MSCI AC Europe $GT1
   ----        --------------------   --------------        -------------------
11/01/1996           $9,426              $10,000
11/30/1996           $9,783              $10,503                 5.03%
12/31/1996           $9,954              $10,712                 1.99%
01/31/1997           $10,409             $10,783                 0.66%
02/28/1997           $10,619             $10,930                 1.37%
03/31/1997           $10,759             $11,276                 3.16%
04/30/1997           $10,742             $11,214                 -0.55%
05/31/1997           $10,873             $11,699                 4.33%
06/30/1997           $11,240             $12,284                 5.00%
07/31/1997           $11,723             $12,851                 4.61%
08/31/1997           $11,512             $12,128                 -5.62%
09/30/1997           $12,269             $13,321                 9.83%
10/31/1997           $11,802             $12,667                 -4.91%
11/30/1997           $11,917             $12,855                 1.49%
12/31/1997           $12,214             $13,366                 3.97%
01/31/1998           $12,419             $13,846                 3.59%
02/28/1998           $13,079             $14,928                 7.82%
03/31/1998           $14,002             $15,996                 7.15%
04/30/1998           $14,352             $16,341                 2.16%
05/31/1998           $14,858             $16,596                 1.56%
06/30/1998           $14,517             $16,759                 0.98%
07/31/1998           $14,374             $17,119                 2.15%
08/31/1998           $12,737             $14,890                -13.02%
09/30/1998           $11,559             $14,295                 -4.00%
10/31/1998           $11,889             $15,442                 8.03%
11/30/1998           $12,657             $16,284                 5.45%
12/31/1998           $12,711             $16,999                 4.39%
01/31/1999           $12,742             $16,914                 -0.50%
02/28/1999           $12,895             $16,503                 -2.43%
03/31/1999           $13,180             $16,694                 1.16%
04/30/1999           $13,955             $17,213                 3.11%
05/31/1999           $13,965             $16,420                 -4.61%
06/30/1999           $14,442             $16,701                 1.71%
07/31/1999           $14,463             $16,883                 1.09%
08/31/1999           $14,597             $17,062                 1.06%
09/30/1999           $14,587             $16,941                 -0.71%
10/31/1999           $15,050             $17,554                 3.62%
11/30/1999           $16,308             $18,045                 2.80%
12/31/1999           $18,565             $19,947                 10.54%
01/31/2000           $18,975             $18,551                 -7.00%
02/29/2000           $21,402             $19,506                 5.15%
03/31/2000           $20,737             $19,975                 2.40%
04/30/2000           $20,161             $19,102                 -4.37%
05/31/2000           $20,194             $18,937                 -0.86%
06/30/2000           $20,190             $19,301                 1.92%
07/31/2000           $20,319             $18,996                 -1.58%
08/31/2000           $20,810             $18,757                 -1.26%
09/30/2000           $20,307             $17,881                 -4.67%
10/31/2000           $20,529             $17,736                 -0.81%
11/30/2000           $20,447             $16,982                 -4.25%
12/31/2000           $21,177             $18,176                 7.03%
01/31/2001           $21,756             $18,203                 0.15%
02/28/2001           $21,618             $16,578                 -8.93%
03/31/2001           $20,777             $15,346                 -7.43%
04/30/2001           $21,398             $16,468                 7.31%
05/31/2001           $21,756             $15,690                 -4.72%
06/30/2001           $21,614             $15,102                 -3.75%
07/31/2001           $21,475             $15,120                 0.12%
08/31/2001           $21,282             $14,735                 -2.55%
09/30/2001           $18,834             $13,254                -10.05%
10/31/2001           $19,456             $13,694                 3.32%
11/30/2001           $19,857             $14,257                 4.11%
12/31/2001           $20,106             $14,633                 2.64%


Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     12/31/01
------------------------------------
1-Year                        -9.37%
Since Inception (1/1/99)      14.55%


[GRAPHIC OMITTED]

EDGAR representation of plot points used in printed graphic as follows:

CLASS B

DATE           MUTUAL EUROPEAN FUND      MSCI AC EUROPE    MSCI AC Europe $GT1
----           --------------------      --------------    -------------------

01/01/1999         $10,000              $10,000
01/31/1999         $10,016               $9,950            -0.50%
02/28/1999         $10,136               $9,708            -2.43%
03/31/1999         $10,361               $9,821             1.16%
04/30/1999         $10,954              $10,126             3.11%
05/31/1999         $10,962               $9,659            -4.61%
06/30/1999         $11,334               $9,825             1.71%
07/31/1999         $11,342               $9,932             1.09%
08/31/1999         $11,439              $10,037             1.06%
09/30/1999         $11,431               $9,966            -0.71%
10/31/1999         $11,788              $10,326             3.62%
11/30/1999         $12,770              $10,616             2.80%
12/31/1999         $14,517              $11,735            10.54%
01/31/2000         $14,831              $10,913            -7.00%
02/29/2000         $16,713              $11,475             5.15%
03/31/2000         $16,190              $11,751             2.40%
04/30/2000         $15,729              $11,237            -4.37%
05/31/2000         $15,746              $11,140            -0.86%
06/30/2000         $15,738              $11,354             1.92%
07/31/2000         $15,820              $11,175            -1.58%
08/31/2000         $16,206              $11,034            -1.26%
09/30/2000         $15,802              $10,519            -4.67%
10/31/2000         $15,967              $10,434            -0.81%
11/30/2000         $15,894               $9,990            -4.25%
12/31/2000         $16,450              $10,692             7.03%
01/31/2001         $16,894              $10,708             0.15%
02/28/2001         $16,775               $9,752            -8.93%
03/31/2001         $16,114               $9,028            -7.43%
04/30/2001         $16,580               $9,688             7.31%
05/31/2001         $16,861               $9,230            -4.72%
06/30/2001         $16,744               $8,884            -3.75%
07/31/2001         $16,624               $8,895             0.12%
08/31/2001         $16,462               $8,668            -2.55%
09/30/2001         $14,572               $7,797            -10.05%
10/31/2001         $15,028               $8,056             3.32%
11/30/2001         $15,332               $8,387             4.11%
12/31/2001         $15,218               $8,608             2.64%




AVERAGE ANNUAL TOTAL RETURN

CLASS C                     12/31/01
------------------------------------
1-Year                        -7.54%
5-Year                        14.26%
Since Inception (11/1/96)     14.91%


[GRAPHIC OMITTED]

EDGAR representation of plot points used in printed graphic as follows:

CLASS C

   DATE        MUTUAL EUROPEAN FUND      MSCI AC EUROPE     MSCI AC Europe $GT1
   ----        --------------------      --------------     -------------------
11/01/1996              $9,900               $10,000
11/30/1996             $10,265               $10,503                5.03%
12/31/1996             $10,446               $10,712                1.99%
01/31/1997             $10,915               $10,783                0.66%
02/28/1997             $11,135               $10,930                1.37%
03/31/1997             $11,263               $11,276                3.16%
04/30/1997             $11,245               $11,214                -0.55%
05/31/1997             $11,374               $11,699                4.33%
06/30/1997             $11,750               $12,284                5.00%
07/31/1997             $12,246               $12,851                4.61%
08/31/1997             $12,015               $12,128                -5.62%
09/30/1997             $12,799               $13,321                9.83%
10/31/1997             $12,310               $12,667                -4.91%
11/30/1997             $12,430               $12,855                1.49%
12/31/1997             $12,733               $13,366                3.97%
01/31/1998             $12,936               $13,846                3.59%
02/28/1998             $13,637               $14,928                7.82%
03/31/1998             $14,603               $15,996                7.15%
04/30/1998             $14,958               $16,341                2.16%
05/31/1998             $15,477               $16,596                1.56%
06/30/1998             $15,111               $16,759                0.98%
07/31/1998             $14,970               $17,119                2.15%
08/31/1998             $13,249               $14,890               -13.02%
09/30/1998             $12,018               $14,295                -4.00%
10/31/1998             $12,362               $15,442                8.03%
11/30/1998             $13,155               $16,284                5.45%
12/31/1998             $13,199               $16,999                4.39%
01/31/1999             $13,220               $16,914                -0.50%
02/28/1999             $13,379               $16,503                -2.43%
03/31/1999             $13,676               $16,694                1.16%
04/30/1999             $14,460               $17,213                3.11%
05/31/1999             $14,471               $16,420                -4.61%
06/30/1999             $14,964               $16,701                1.71%
07/31/1999             $14,975               $16,883                1.09%
08/31/1999             $15,104               $17,062                1.06%
09/30/1999             $15,093               $16,941                -0.71%
10/31/1999             $15,564               $17,554                3.62%
11/30/1999             $16,859               $18,045                2.80%
12/31/1999             $19,190               $19,947                10.54%
01/31/2000             $19,603               $18,551                -7.00%
02/29/2000             $22,112               $19,506                5.15%
03/31/2000             $21,413               $19,975                2.40%
04/30/2000             $20,806               $19,102                -4.37%
05/31/2000             $20,829               $18,937                -0.86%
06/30/2000             $20,814               $19,301                1.92%
07/31/2000             $20,935               $18,996                -1.58%
08/31/2000             $21,441               $18,757                -1.26%
09/30/2000             $20,899               $17,881                -4.67%
10/31/2000             $21,128               $17,736                -0.81%
11/30/2000             $21,019               $16,982                -4.25%
12/31/2000             $21,766               $18,176                7.03%
01/31/2001             $22,347               $18,203                0.15%
02/28/2001             $22,205               $16,578                -8.93%
03/31/2001             $21,313               $15,346                -7.43%
04/30/2001             $21,936               $16,468                7.31%
05/31/2001             $22,304               $15,690                -4.72%
06/30/2001             $22,146               $15,102                -3.75%
07/31/2001             $21,990               $15,120                0.12%
08/31/2001             $21,777               $14,735                -2.55%
09/30/2001             $19,264               $13,254               -10.05%
10/31/2001             $19,889               $13,694                3.32%
11/30/2001             $20,286               $14,257                4.11%
12/31/2001             $20,537               $14,633                2.64%



4. Source: Standard & Poor's Micropal. The MSCI All Country Europe Index is an equity index that measures the total returns of equity securities available in the developed and emerging markets in Europe. Securities included in the index are weighted according to their market capitalization.


Past performance does not guarantee future results.

MUTUAL EUROPEAN FUND
Financial Highlights

                                                                                       CLASS Z
                                                                   ---------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                      2001+     2000+      1999+      1998     1997+
                                                                   ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........................        $15.52    $16.89     $12.54    $12.60    $11.39
                                                                   ---------------------------------------------------
Income from investment operations:
 Net investment income ......................................           .35       .35        .24       .31       .33
 Net realized and unrealized gains (losses) .................         (1.08)     1.98       5.50       .33      2.28
                                                                   ---------------------------------------------------
Total from investment operations ............................          (.73)     2.33       5.74       .64      2.61
                                                                   ---------------------------------------------------
Less distributions from:
 Net investment income ......................................          (.32)     (.54)      (.50)     (.34)     (.84)
 Net realized gains .........................................          (.04)    (3.16)      (.89)     (.36)     (.56)
                                                                   ---------------------------------------------------
Total distributions .........................................          (.36)    (3.70)     (1.39)     (.70)    (1.40)
                                                                   ---------------------------------------------------
Net asset value, end of year ................................        $14.43    $15.52     $16.89    $12.54    $12.60
                                                                   ===================================================
Total return ................................................       (4.74)%    14.46%     46.81%     4.74%    23.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................      $448,732  $577,663   $524,109  $483,873  $546,780
Ratios to average net assets:
 Expenses(a) ................................................         1.05%     1.03%      1.05%     1.05%     1.02%
 Expenses, excluding waiver and payments by affiliate(a) ....         1.05%     1.04%      1.09%     1.05%     1.05%
 Net investment income ......................................         2.27%     1.93%      1.69%     2.02%     2.53%
Portfolio turnover rate .....................................        52.15%   111.83%    127.05%    97.62%    98.12%

(a)Excluding dividend expense on securities sold short,
   the ratios of expenses and expenses, excluding waiver
   and payments by affiliate to average net assets,
   would have been:
   Expenses .................................................         1.04%     1.03%      1.04%     1.05%     1.02%
   Expenses, excluding waiver and payments by affiliate .....         1.04%     1.04%      1.08%     1.05%     1.05%





+Based on average weighted shares outstanding.

MUTUAL EUROPEAN FUND
Financial Highlights (CONTINUED)

                                                                                       CLASS A
                                                                   ---------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                      2001+     2000+      1999+      1998     1997+
                                                                   ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........................        $15.36    $16.75     $12.47    $12.56    $11.38
                                                                   ---------------------------------------------------
Income from investment operations:
 Net investment income ......................................           .28       .28        .19       .27       .24
 Net realized and unrealized gains (losses) .................         (1.06)     1.97       5.43       .29      2.31
                                                                   ---------------------------------------------------
Total from investment operations ............................          (.78)     2.25       5.62       .56      2.55
                                                                   ---------------------------------------------------
Less distributions from:
 Net investment income ......................................          (.27)     (.48)      (.45)     (.29)     (.81)
 Net realized gains .........................................          (.04)    (3.16)      (.89)     (.36)     (.56)
                                                                   ---------------------------------------------------
Total distributions .........................................          (.31)    (3.64)     (1.34)     (.65)    (1.37)
                                                                   ---------------------------------------------------
Net asset value, end of year ................................        $14.27    $15.36     $16.75    $12.47    $12.56
                                                                   ===================================================
Total return* ...............................................       (5.05)%    14.07%     46.05%     4.15%    22.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................      $254,632  $223,831   $177,217  $170,486   $93,231
Ratios to average net assets:
 Expenses(a) ................................................         1.40%     1.38%      1.40%     1.40%     1.37%
 Expenses, excluding waiver and payments by affiliate(a) ....         1.40%     1.39%      1.44%     1.40%     1.39%
 Net investment income ......................................         1.88%     1.56%      1.36%     1.68%     1.84%
Portfolio turnover rate .....................................        52.15%   111.83%    127.05%    97.62%    98.12%

(a)Excluding dividend expense on securities sold short,
   the ratios of expenses and expenses, excluding waiver
   and payments by affiliate to average net assets,
   would have been:
   Expenses .................................................           1.39%    1.38%      1.39%     1.40%     1.37%
   Expenses, excluding waiver and payments by affiliate . ...           1.39%    1.39%      1.43%     1.40%     1.39%






*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding.

MUTUAL EUROPEAN FUND
Financial Highlights (CONTINUED)

                                                                                                   CLASS B
                                                                                       -------------------------------
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       -------------------------------
                                                                                            2001      2000     1999+
                                                                                       -------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........................                             $15.19    $16.66    $12.47
                                                                                       -------------------------------
Income from investment operations:
 Net investment income ......................................                                .18       .16       .01
 Net realized and unrealized gains (losses) .................                              (1.03)     1.95      5.50
                                                                                       -------------------------------
Total from investment operations ............................                               (.85)     2.11      5.51
                                                                                       -------------------------------
Less distributions from:
 Net investment income ......................................                               (.21)     (.42)     (.43)
 Net realized gains .........................................                               (.04)    (3.16)     (.89)
                                                                                       -------------------------------
Total distributions .........................................                               (.25)    (3.58)    (1.32)
                                                                                       -------------------------------
Net asset value, end of year ................................                             $14.09    $15.19    $16.66
                                                                                       ===============================
Total return* ...............................................                            (5.66)%    13.31%    45.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................                            $12,960    $6,655    $1,039
Ratios to average net assets:
 Expenses(a) ................................................                              2.03%     2.03%     2.05%
 Expenses, excluding waiver and payments by affiliate(a) ....                              2.03%     2.04%     2.09%
 Net investment income ......................................                              1.20%      .92%      .04%
Portfolio turnover rate .....................................                             52.15%   111.83%   127.05%

(a)Excluding dividend expense on securities sold short,
   the ratios of expenses and expenses, excluding waiver
   and payments by affiliate to average net assets,
   would have been:
   Expenses .................................................                              2.02%     2.03%     2.04%
   Expenses, excluding waiver and payments by affiliate .....                              2.02%     2.04%     2.08%



 *Total return does not reflect the contingent deferred sales charge. +Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.

MUTUAL EUROPEAN FUND
Financial Highlights (CONTINUED)

                                                                                       CLASS C
                                                                 ---------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------
                                                                    2001+     2000+      1999+      1998     1997+
                                                                 ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........................      $15.37    $16.75     $12.45    $12.52    $11.38
                                                                 ---------------------------------------------------
Income from investment operations:
 Net investment income ......................................         .19       .16        .10       .21       .13
 Net realized and unrealized gains (losses) .................       (1.06)     1.99       5.44       .31      2.33
                                                                 ---------------------------------------------------
Total from investment operations ............................        (.87)     2.15       5.54       .52      2.46
                                                                 ---------------------------------------------------
Less distributions from:
 Net investment income ......................................        (.17)     (.37)      (.35)     (.23)     (.76)
 Net realized gains .........................................        (.04)    (3.16)      (.89)     (.36)     (.56)
                                                                 ---------------------------------------------------
Total distributions .........................................        (.21)    (3.53)     (1.24)     (.59)    (1.32)
                                                                 ---------------------------------------------------
Net asset value, end of year ................................      $14.29    $15.37     $16.75    $12.45    $12.52
                                                                 ===================================================
Total return* ...............................................     (5.65)%    13.42%     45.40%     3.74%    21.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................    $117,238  $127,408   $103,987   $96,555   $49,174
Ratios to average net assets:
 Expenses(a) ................................................       2.04%     2.02%      2.04%     2.05%     2.02%
 Expenses, excluding waiver and payments by affiliate(a) ....       2.04%     2.03%      2.08%     2.05%     2.05%
 Net investment income ......................................       1.27%      .92%       .71%     1.00%     1.03%
Portfolio turnover rate .....................................      52.15%   111.83%    127.05%    97.62%    98.12%

(a)Excluding dividend expense on securities sold short,
   the ratios of expenses and expenses, excluding waiver
   and payments by affiliate to average net assets,
   would have been:
   Expenses .................................................       2.03%     2.02%      2.03%     2.05%     2.02%
   Expenses, excluding waiver and payments by affiliate .....       2.03%     2.03%      2.07%     2.05%     2.05%



*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding.




14                       See notes to financial statements.

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001

                                                                      COUNTRY       SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS 65.8%
     AEROSPACE & DEFENSE
     Saab AB, B ...........................................            Sweden        31,687     $   300,567
                                                                                                -----------
     AUTO COMPONENTS .7%
     Trelleborg AB, B .....................................            Sweden       722,380       5,543,685
                                                                                                -----------
     BANKS 6.9%
     Banca Nazionale del Lavoro SpA .......................             Italy     5,263,000      10,661,056
     Bank of Ireland ......................................        Irish Republic   572,975       5,316,047
     Danske Bank ..........................................            Denmark      138,900       2,228,947
     DNB Holding ASA ......................................            Norway     2,958,565      13,326,126
     Gjensidige Norway Sparebank, 144A ....................            Norway       635,461      19,270,778
     Royal Bank of Scotland Group PLC .....................        United Kingdom   267,450       6,508,171
                                                                                                -----------
                                                                                                 57,311,125
                                                                                                -----------
     BEVERAGES 2.1%
     Carlsberg AS, B ......................................            Denmark      206,585       8,634,097
     Heineken Holding NV, A ...............................          Netherlands    316,901       9,029,403
                                                                                                -----------
                                                                                                 17,663,500
                                                                                                -----------
     BUILDING PRODUCTS 1.8%
     Uponor OYJ ...........................................            Finland      901,449      15,049,701
                                                                                                -----------
     CHEMICALS 2.5%
     Akzo Nobel NV ........................................          Netherlands    174,200       7,778,655
    *Syngenta AG ..........................................          Switzerland    167,200       8,660,864
     Yule Catto & Company PLC .............................        United Kingdom 1,329,067       4,265,162
                                                                                                -----------
                                                                                                 20,704,681
                                                                                                -----------
     COMMERCIAL SERVICES & SUPPLIES .5%
     Kidde PLC ............................................        United Kingdom 4,426,380       4,316,220
                                                                                                -----------
     CONSTRUCTION & ENGINEERING 10.0%
     Acciona SA ...........................................             Spain       629,528      22,981,816
     Actividades de Construcciones y Servicios ............             Spain       842,145      20,545,791
     Fomento de Construcciones y Contratas SA .............             Spain       702,884      14,550,974
     Kingspan Group PLC ...................................        Irish Republic   674,800       1,982,780
     Vinci SA .............................................            France       393,661      23,081,478
                                                                                                -----------
                                                                                                 83,142,839
                                                                                                -----------
     CONSTRUCTION MATERIALS 2.5%
     Cementos Portland SA .................................             Spain       140,440       3,613,883
     Ciments Francais SA ..................................            France       113,977       4,871,289
     Dyckerhoff AG ........................................            Germany      100,248       2,231,522
     Italcementi SpA ......................................             Italy       722,765       5,663,243
     Portland Valderrivas SA ..............................             Spain        75,698       1,540,799
     RMC Group PLC ........................................        United Kingdom   327,835       2,953,426
                                                                                                -----------
                                                                                                 20,874,162
                                                                                                -----------

MUTUAL EUROPEAN FUND

                                                                      COUNTRY       SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     CONTAINERS & PACKAGING 1.7%
     Huhtamaki OYJ ........................................            Finland      242,085     $ 7,652,118
     Jefferson Smurfit Group PLC ..........................        United Kingdom 3,011,400       6,486,497
                                                                                                -----------
                                                                                                 14,138,615
                                                                                                -----------
     DIVERSIFIED FINANCIALS 6.0%
     Almanij NV ...........................................            Belgium      185,244       6,185,301
    *Berkshire Hathaway Inc., A ...........................         United States       203      15,346,800
     Invik & Co. AB, B ....................................            Sweden       163,807       9,041,655
     Irish Life & Permanent PLC ...........................        Irish Republic 1,221,905      12,492,916
     Pargesa Holdings SA ..................................          Switzerland      3,499       6,912,646
                                                                                                -----------
                                                                                                 49,979,318
                                                                                                -----------
    *DIVERSIFIED TELECOMMUNICATION SERVICES .3%
     Koninklijke KPN NV ...................................          Netherlands    543,300       2,762,239
                                                                                                -----------
     ELECTRIC UTILITIES 1.9%
     E.On AG ..............................................            Germany       71,100       3,697,157
     Endesa SA ............................................             Spain       310,400       4,856,003
    *PG & E Corp. .........................................         United States   380,485       7,320,531
                                                                                                -----------
                                                                                                 15,873,691
                                                                                                -----------
     FOOD PRODUCTS 4.0%
     Cadbury Schweppes PLC ................................        United Kingdom   811,885       5,175,457
    *Cereol ...............................................            France       302,494       7,662,747
     CSM NV ...............................................          Netherlands    152,820       3,170,455
     Greencore Group PLC ..................................        Irish Republic 1,593,485       3,972,752
     Groupe Danone ........................................            France         6,835         833,766
     Nestle SA ............................................          Switzerland     32,000       6,823,069
     Orkla ASA ............................................            Norway       330,440       5,599,866
                                                                                                -----------
                                                                                                 33,238,112
                                                                                                -----------
     HOTELS RESTAURANTS & LEISURE 1.9%
     Bass PLC .............................................        United Kingdom   684,215       6,771,448
     P & O Princess Cruises PLC ...........................        United Kingdom 1,519,855       8,847,941
                                                                                                -----------
                                                                                                 15,619,389
                                                                                                -----------
     HOUSEHOLD DURABLES .3%
     Hunter Douglas NV ....................................          Netherlands     96,669       2,593,414
                                                                                                -----------
     INSURANCE 2.5%
 *(R)Montpelier Re Holdings Ltd. ..........................            Bermuda        8,040         804,000
     Muenchener Rueckversicherungs-Gesellschaft ...........            Germany        5,100       1,385,018
     Old Republic International Corp. .....................         United States     1,700          47,617
 *(R)Olympus Re Holdings Ltd. .............................            Bermuda       16,080       1,608,000
    *Principal Financial Group ............................         United States    41,200         988,800

MUTUAL EUROPEAN FUND

                                                                      COUNTRY       SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     INSURANCE (CONT.)
    *Riunione Adriatica di Sicurta SpA ....................             Italy       303,220     $ 3,571,932
 *(R)White Mountains Insurance Group Inc. (Restricted) ....         United States    37,500      12,397,500
                                                                                                -----------
                                                                                                 20,802,867
                                                                                                -----------
    *IT CONSULTING & SERVICES .2%
     Transcom Worldwide SA, A .............................            Sweden       330,002         424,705
     Transcom Worldwide SA, B .............................            Sweden       612,862         847,164
                                                                                                -----------
                                                                                                  1,271,869
                                                                                                -----------
     MACHINERY .4%
     Spirax-Sarco Engineering PLC .........................        United Kingdom   634,023       3,469,548
                                                                                                -----------
     MARINE 1.9%
     Koninklijke Nedlloyd Groep NV ........................          Netherlands    680,217       9,387,817
     Peninsular & Oriental Steam Navigation Co. ...........        United Kingdom 1,849,155       6,398,437
                                                                                                -----------
                                                                                                 15,786,254
                                                                                                -----------
     MEDIA 3.9%
     Lagardere SCA ........................................            France       467,434      19,561,565
    *Modern Times Group AB ................................            Sweden       235,070       5,176,618
     Trinity Mirror PLC ...................................        United Kingdom   771,770       4,588,387
    *USA Networks Inc. ....................................         United States   111,785       3,052,848
                                                                                                -----------
                                                                                                 32,379,418
                                                                                                -----------
     MULTI-INDUSTRY .3%
     Kinnevik AB, B .......................................            Sweden       151,540       2,398,128
                                                                                                -----------
     MULTI-UTILITIES 1.9%
     Suez SA ..............................................            France       537,050      16,258,448
                                                                                                -----------
     OIL & GAS 1.2%
     BP PLC ...............................................        United Kingdom   290,800       2,260,038
     BP PLC, ADR ..........................................        United Kingdom    39,900       1,855,749
     Fortum Corp. .........................................            Finland    1,415,515       5,986,783
                                                                                                -----------
                                                                                                 10,102,570
                                                                                                -----------
     PAPER & FOREST PRODUCTS 1.8%
     Boise Cascade Corp. ..................................         United States   216,050       7,347,860
     Mead Corp. ...........................................         United States   256,010       7,908,149
                                                                                                -----------
                                                                                                 15,256,009
                                                                                                -----------
     REAL ESTATE 1.5%
    *Canary Wharf Group PLC ...............................        United Kingdom   309,000       2,004,610
     Fastighets AB Tornet .................................            Sweden       660,075       8,746,716
 *(R)Security Capital European Realty .....................          Luxembourg     127,500       1,868,512
                                                                                                -----------
                                                                                                 12,619,838
                                                                                                -----------
     ROAD & RAIL .2%
     Railtrack Group PLC ..................................        United Kingdom 1,111,630       1,274,063
                                                                                                -----------

MUTUAL EUROPEAN FUND

                                                                      COUNTRY       SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     SPECIALTY RETAIL 1.0%
     GIB Group SA .........................................            Belgium      212,725     $ 8,371,943
                                                                                                -----------
     TOBACCO 3.0%
     Altadis SA ...........................................             Spain       537,510       9,141,245
     British American Tobacco PLC .........................        United Kingdom 1,184,470      10,041,533
     Imperial Tobacco Group PLC ...........................        United Kingdom   471,100       6,211,856
                                                                                                -----------
                                                                                                 25,394,634
                                                                                                -----------
     TRADING COMPANIES & DISTRIBUTORS 1.7%
     Compania de Distribucion Intefral Logista SA .........             Spain       422,416       5,528,956
     Imtech NV ............................................          Netherlands    470,895       8,813,375
                                                                                                -----------
                                                                                                 14,342,331
                                                                                                -----------
     TRANSPORTATION INFRASTRUCTURE 1.2%
     Mersey Docks & Harbour Co. ...........................        United Kingdom 1,317,710       9,751,936
                                                                                                -----------
     TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $506,415,573) ................................                                     548,591,114
                                                                                                -----------
     PREFERRED STOCKS .5%
     Dyckerhoff AG, pfd. ..................................            Germany      171,884       2,295,684
     Henkel KGAA, pfd. ....................................            Germany       40,500       2,271,857
                                                                                                -----------
     TOTAL PREFERRED STOCKS (COST $5,541,476) .............                                       4,567,541
                                                                                                -----------


                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                    ---------
     CORPORATE BONDS & NOTES 1.1%
     Eurotunnel Finance Ltd.:
          Equity Note, 12/31/03 ...........................        United Kingdom   772,192 GBP     438,298
         Participating Loan Note, 4/30/40 .................        United Kingdom   210,000 GBP     110,028
     Eurotunnel PLC:
         12/31/25, Tier 3 .................................        United Kingdom 1,259,522 GBP   1,118,190
         12/31/50, Resettable Advance R5 ..................        United Kingdom 1,266,024 GBP     644,897
         Stabilization Advance S8, Tier 1 .................        United Kingdom   569,673 GBP     182,402
         Stabilization Advance S8, Tier 2 .................        United Kingdom   517,635 GBP     165,739
     Eurotunnel SA:
         7/07/02, Tier 3 (Pibor) ..........................            France       120,907 EUR      65,670
         12/31/25, Tier 3 (Libor) .........................            France     1,953,447 EUR   1,061,004
         12/31/50, Resettable Advance R4 ..................            France     2,313,699 EUR     721,042
         Stabilization Advance S6, Tier 1 (Pibor) .........            France       173,435 EUR      33,974
         Stabilization Advance S6, Tier 2 (Libor) .........            France       628,876 EUR     123,189
         Stabilization Advance S7, Tier 1 (Libor) .........            France       382,922 EUR      75,010
     Metromedia Fiber Network Inc.:
         14.00%, 3/15/07 .................................          United States 4,000,000       2,640,000
         10.00%, 11/15/08 .................................         United States 1,510,000         445,450
         10.00%, 12/15/09 .................................         United States 2,109,000         622,155
         10.00%, 12/15/09 .................................         United States 1,214,000 EUR     308,070
     Providian Financial Corp, senior note, cvt.,
         zero cpn., 2/15/21  United States 1,322,000 ......                                         233,002
                                                                                                -----------

MUTUAL EUROPEAN FUND

                                                                                     PRINCIPAL
                                                                      COUNTRY         SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
     TOTAL CORPORATE BONDS & NOTES (COST $9,282,449)                                                8,988,120
                                                                                                  -----------
     *BONDS & NOTES IN REORGANIZATION 4.1%
     Edison International, 6.875%, 9/15/04 ................         United States $    51,000     $    46,410
     NTL Communications Corp.:
         12.75%, 4/15/05 ..................................         United States     530,000         180,200
         9.25%, 11/15/06 ..................................         United States     440,000 EUR     123,409
         10.00%, 2/15/07 ..................................         United States   5,913,000       2,039,985
         12.375%, 2/01/08 .................................         United States   3,525,000 EUR     988,679
         11.50%, 10/01/08 .................................         United States   6,253,000       2,157,285
         9.875%, 11/15/09 .................................         United States   1,665,000 EUR     459,580
         Series B, 12.375%, 10/01/08 ......................         United States   1,501,000         382,755
         Series B, 9.75%, 4/15/09 .........................         United States  10,591,000 GBP   4,019,802
         Series B, 11.50%, 11/15/09 .......................         United States   7,000,000 EUR   1,451,383
         Series B, 11.875%, 10/01/10 ......................         United States   4,500,000       1,597,500
     NTL Inc.:
         9.75%, 4/01/08 ...................................         United States   7,245,000       1,883,700
         cvt., 5.75%, 12/15/09 ............................         United States   8,384,000         932,720
         Series B, 11.50%, 2/01/06 ........................         United States  10,022,000       3,457,590

         Series B, 9.50%, 4/01/08 .........................         United States     105,000 GBP      47,373
         Series B, 10.75%, 4/01/08 ........................         United States   1,675,000 GBP     633,823
     PG & E Corp.:
         Commercial Paper, 1/18/01 ........................         United States     175,000         157,500
         Commercial Paper, 1/30/01 ........................         United States      90,000          81,000
         Commercial Paper, 2/16/01 ........................         United States     265,000         238,500
         7.375%, 11/01/05 .................................         United States   4,335,000       4,551,750
         FRN 144A, 7.575%, 10/31/01 .......................         United States   3,762,000       3,555,090
         MTN, 5.94%, 10/07/03 .............................         United States     220,000         209,000
         Revolver .........................................         United States     820,590         767,252
         Trade Claim ......................................         United States     737,567         700,689
     Southern California Edison Co.:
         Commercial Paper, 1/22/01 ........................         United States     200,000         189,000
         FRN, 6.5138%, 5/01/02 ............................         United States   1,130,000       1,090,450
         7.20%, 11/03/03 ..................................         United States   2,321,000       2,355,815
         6.375%, 1/15/06 ..................................         United States     130,000         123,500
                                                                                                  -----------
     TOTAL BONDS & NOTES IN REORGANIZATION
         (COST $31,937,665) ...............................                                        34,421,740
                                                                                                  -----------
     GOVERNMENT AGENCIES 19.3%
     Federal Home Loan Bank, 2.34% to 4.58%, with
        maturities to 10/07/02 ............................         United States  13,000,000      12,910,334
     Federal Home Loan Mortgage Corp., 2.16% to 4.95%,
        with maturities to 11/07/02 .......................         United States  56,538,000      56,008,743

     Federal National Mortgage Association, 1.80% to 4.65%,
        with maturities to 11/29/02 .......................         United States  92,225,000      91,672,407
                                                                                                  -----------
     TOTAL GOVERNMENT AGENCIES (COST $159,957,517) ........                                       160,591,484
                                                                                                  -----------

                                                                                     PRINCIPAL
                                                                                     AMOUNT**
                                                                                     ---------
     SHORT TERM INVESTMENTS 6.0%
     Bradford & Bingley PLC, Commercial Paper, 1/17/02 ....        United Kingdom   $10,000,000     9,991,410
     Halifax Group PLC, Commercial Paper, 1/31/02 .........        United Kingdom    20,000,000    19,968,820
     Westdeutsche Landesbank Girozentral, Commercial
        Paper, 1/18/02 ....................................          Germany         20,000,000    19,981,820
                                                                                                  -----------
     TOTAL SHORT TERM INVESTMENTS (COST $49,933,996) ......                                       $49,942,050
                                                                                                  -----------

MUTUAL EUROPEAN FUND

                                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENTS (COST $763,068,676) 96.8% ..........                                      $807,102,049
     NET EQUITY IN FORWARD CONTRACTS .1% ..................                                           915,980
     OTHER ASSETS, LESS LIABILITIES 3.1% ..................                                        25,543,723
                                                                                                 ------------
     TOTAL NET ASSETS 100.0% ..............................                                      $833,561,752
                                                                                                 ============


    bSYNTHETIC EQUITY SWAPS (SES)


                                                                                       VALUE AT   UNREALIZED
     ISSUER                                                          COUNTRY  SHARES   12/31/01    GAIN/LOSS
-------------------------------------------------------------------------------------------------------------
     Assa Abloy AB, ses. 150.07 ...........................          Sweden   28,000   $ 403,062   $ (3,595)
     Assa Abloy AB, ses. 151.64 ...........................          Sweden   37,200     535,497        760
     Assa Abloy AB, ses. 155 ..............................          Sweden  100,000   1,439,507     34,031
     Assa Abloy AB, ses. 164.66 ...........................          Sweden   57,000     820,519     71,807
     Assa Abloy AB, ses., 161.59 ..........................          Sweden   20,276     291,875     19,650
     Assa Abloy AB, ses., 163.05 ..........................          Sweden   34,331     494,197     38,022
     Assa Abloy AB, ses., 169.50 ..........................          Sweden    2,595      37,355      4,468
     Skandia Foersaekrings AB, ses. 105.5 .................          Sweden  182,000   1,318,627    507,837
     Skandia Foersaekrings AB, ses. 112.69 ................          Sweden  100,000     724,520    347,201
     Skandia Foersaekrings AB, ses. 113.38 ................          Sweden   42,000     304,299    148,467
     Skandia Foersaekrings AB, ses. 114.05 ................          Sweden   50,000     362,260    179,919
     Skandia Foersaekrings AB, ses. 115 ...................          Sweden   25,000     181,130     92,207
     Tele2 AB, ses., 324.40 ...............................          Sweden   32,300   1,163,941   (167,527)
     Tele2 AB, ses., 329.80 ...............................          Sweden   80,000   2,882,828   (373,827)
     Tele2 AB, ses., 331.13 ...............................          Sweden   64,600   2,327,884   (293,708)
     Tele2 AB, ses., 333.27 ...............................          Sweden   30,088   1,084,232   (130,658)
     Tele2 AB, ses., 337.93 ...............................          Sweden   10,750     387,380    (41,923)
     Tele2 AB, ses., 342.19 ...............................          Sweden   68,525   2,469,322   (239,467)
                                                                                     -----------   ---------

     TOTAL SYNTHETIC EQUITY SWAPS .........................                          $17,228,435   $193,664
                                                                                     ===========   =========



     CURRENCY ABBREVIATIONS:
     EUR-- European Unit
     GBP-- British Pound



     *Non-income producing.
    **Securities denominated in U.S. dollars unless otherwise indicated.
     bSee note 1(d) regarding synthetic equity swaps.
   (R)See note 7 regarding restricted securities.



                       See notes to financial statements.
20

MUTUAL EUROPEAN FUND

Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

Assets:
 Investments in securities, at value (cost $763,068,676) ..........................        $807,102,049
 Cash .............................................................................             931,253
 Foreign cash, at value (cost $29,096,044) ........................................          29,342,174
 Receivables:
  Investment securities sold ......................................................           1,451,789
  Capital shares sold .............................................................           2,083,341
  Dividends and interest ..........................................................           2,805,201
 Unrealized gain on forward exchange contracts (Note 6) ...........................           4,221,503
                                                                                           -------------
      Total assets ................................................................         847,937,310
                                                                                           -------------
Liabilities:
 Payables:
  Investment securities purchased .................................................           1,750,590
  Capital shares redeemed .........................................................           7,685,579
  To affiliates ...................................................................           1,113,279
 Unrealized loss on forward exchange contracts (Note 6) ...........................           3,305,523
 Due to broker - variation margin .................................................             261,339
 Accrued expenses .................................................................             259,248
                                                                                           -------------
      Total liabilities ...........................................................          14,375,558
                                                                                           -------------
Net assets, at value ..............................................................        $833,561,752
                                                                                           =============
Net assets consist of:
 Undistributed net investment income ..............................................        $    154,206
 Net unrealized appreciation ......................................................          45,365,647
 Accumulated net realized loss ....................................................          (2,741,044)
 Capital shares ...................................................................         790,782,943
                                                                                           -------------
Net assets, at value ..............................................................        $833,561,752
                                                                                           =============

MUTUAL EUROPEAN FUND

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001


CLASS Z:
 Net asset value and maximum offering price per share
  ($448,731,884 / 31,103,050 shares outstanding) ..................................              $14.43
                                                                                           ============
CLASS A:
 Net asset value per share ($254,631,942 / 17,838,440 shares outstanding) .........              $14.27
                                                                                           ============
 Maximum offering price per share ($14.27 / 94.25%) ...............................              $15.14
                                                                                           ============
CLASS B:
 Net asset value and maximum offering price per share
  ($12,960,166 / 920,034 shares outstanding)* .....................................              $14.09
                                                                                           ============
CLASS C:
 Net asset value per share ($117,237,760 / 8,203,200 shares outstanding)* .........              $14.29
                                                                                           ============
 Maximum offering price per share ($14.29 / 99.00%) ...............................              $14.43
                                                                                           ============


* Redemption price per share is equal to net asset value less any applicable sales charge.



                       See notes to financial statements.
22

MUTUAL EUROPEAN FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

Investment Income:
 (net of foreign taxes of $2,207,325)
 Dividends ..........................................................            $ 18,312,433
 Interest ...........................................................              12,264,061
                                                                                 -------------
      Total investment income .......................................                          $ 30,576,494
Expenses:
 Management fees (Note 3) ...........................................               7,410,138
 Administrative fees (Note 3) .......................................                 720,259
 Distribution fees (Note 3)
  Class A ...........................................................                 874,604
  Class B ...........................................................                  97,054
  Class C ...........................................................               1,235,258
 Transfer agent fees (Note 3) .......................................                 941,850
 Custodian fees .....................................................                 201,400
 Reports to shareholders ............................................                  98,450
 Registration and filing fees .......................................                 109,600
 Professional fees ..................................................                  17,400
 Directors' fees and expenses .......................................                  24,800
 Dividends for securities sold short ................................                 138,432
 Other ..............................................................                   5,350
                                                                                 -------------
      Total expenses ................................................                            11,874,595
                                                                                               -------------
           Net investment income ....................................                            18,701,899
                                                                                               -------------

Realized and unrealized gains (losses):
 Net realized loss from:
  Investments .......................................................              (7,181,647)
  Foreign currency transactions .....................................              (4,867,265)
                                                                                 -------------
       Net realized loss ............................................                           (12,048,912)
 Net unrealized appreciation (depreciation) on:
  Investments .......................................................             (76,065,901)
  Translation of assets and liabilities denominated in foreign
  currencies ........................................................              23,205,357
                                                                                 -------------
       Net unrealized depreciation ..................................                           (52,860,544)
                                                                                               -------------
Net realized and unrealized loss ....................................                           (64,909,456)
                                                                                               -------------
Net decrease in net assets resulting from operations ................                          $(46,207,557)
                                                                                               =============


                       See notes to financial statements.
                                                                              23

MUTUAL EUROPEAN FUND
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                               2001                 2000
                                                                                          -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................................    $  18,701,899     $   15,769,876
  Net realized gain (loss) from investments and foreign currency transactions .........      (12,048,912)       244,984,957
  Net unrealized depreciation on investments and translation of assets and liabilities
  denominated in foreign currencies ...................................................      (52,860,544)      (138,221,637)
                                                                                          -----------------------------------
      Net increase (decrease) in net assets resulting from operations .................      (46,207,557)       122,533,196
 Distributions to shareholders from:
  Net investment income:
   Class Z ............................................................................      (10,257,304)       (17,468,041)
   Class A ............................................................................       (4,745,030)        (5,611,608)
   Class B ............................................................................         (179,199)           (83,442)
   Class C ............................................................................       (1,435,857)        (2,454,464)
  Net realized gains:
   Class Z ............................................................................       (1,149,330)      (102,770,076)
   Class A ............................................................................         (621,565)       (38,057,402)
   Class B ............................................................................          (29,827)          (981,983)
   Class C ............................................................................         (296,136)       (21,833,108)
                                                                                          -----------------------------------
 Total distributions to shareholders ..................................................      (18,714,248)      (189,260,124)
 Capital share transactions (Note 2):
   Class Z ............................................................................      (90,907,566)        99,327,356
   Class A ............................................................................       47,684,424         57,703,112
   Class B ............................................................................        7,168,255          6,411,112
   Class C ............................................................................       (1,018,803)        32,490,645
                                                                                          -----------------------------------
 Total capital share transactions .....................................................      (37,073,690)       195,932,225
      Net increase (decrease) in net assets ...........................................     (101,995,495)       129,205,297
Net assets:
 Beginning of year ....................................................................      935,557,247        806,351,950
                                                                                          ===================================
 End of year                                     ......................................    $ 833,561,752     $  935,557,247
Undistributed net investment income included in net assets:                               ===================================
 End of year ..........................................................................    $     154,206     $   (1,985,956)
                                                                                          ===================================


                       See notes to financial statements.
24

MUTUAL EUROPEAN FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual European Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing at least 65% of its invested assets in stocks and corporate debt securities of European countries. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities, it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

MUTUAL EUROPEAN FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. SYNTHETIC EQUITY SWAPS

Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the synthetic equity swaps and may realize a loss.

E. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include price movements in the underlying securities, the possibility there may be an illiquid options market, or the inability of the counterparties to fulfill their obligations under the contract.

F. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

G. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

MUTUAL EUROPEAN FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

I. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price.

J. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2001, there were 500 million Fund shares authorized ($0.001 par value) of which 200 million, 100 million, 100 million and 100 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                                       YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------
                                                                  2001                           2000
                                                   ------------------------------------------------------------
                                                        SHARES        AMOUNT           SHARES        AMOUNT
                                                   ------------------------------------------------------------
CLASS Z SHARES:
Shares sold .....................................    13,785,036   $208,714,893      11,986,025   $217,155,884
Shares issued on reinvestment of distributions ..       662,870      9,522,350       5,910,563     92,596,843
Shares redeemed .................................   (20,564,800)  (309,144,809)    (11,709,300)  (210,425,371)
                                                   ------------------------------------------------------------
Net increase (decrease) .........................    (6,116,894)  $(90,907,566)      6,187,288   $ 99,327,356
                                                   ============================================================

MUTUAL EUROPEAN FUND
Notes to Financial Statements (CONTINUED)


2. CAPITAL STOCK (CONT.)



                                                                       YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------
                                                                  2001                           2000
                                                   ------------------------------------------------------------
                                                        SHARES        AMOUNT           SHARES        AMOUNT
                                                   ------------------------------------------------------------
CLASS A SHARES:
Shares sold ....................................     32,058,920  $ 487,704,632      48,712,747   $ 866,902,418
Shares issued on reinvestment of distributions .        328,118      4,658,332       2,602,331      40,300,516
Shares redeemed ................................    (29,119,708)  (444,678,540)    (47,324,829)   (849,499,822)
                                                   ------------------------------------------------------------
Net increase ...................................      3,267,330  $  47,684,424       3,990,249   $  57,703,112
                                                   ============================================================

                                                                       YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------
                                                                  2001                           2000
                                                   ------------------------------------------------------------
                                                        SHARES        AMOUNT           SHARES        AMOUNT
                                                   ------------------------------------------------------------
CLASS B SHARES:
Shares sold ....................................        580,119   $  8,620,388         336,882   $   5,861,611
Shares issued on reinvestment of distributions .         12,962        181,509          61,822         938,471
Shares redeemed ................................       (111,215)    (1,633,642)        (22,891)       (388,970)
                                                   ------------------------------------------------------------
Net increase ...................................        481,866   $  7,168,255         375,813   $   6,411,112
                                                   ============================================================


                                                                       YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------
                                                                  2001                           2000
                                                   ------------------------------------------------------------
                                                        SHARES        AMOUNT           SHARES        AMOUNT
                                                   ------------------------------------------------------------
CLASS C SHARES:
Shares sold ....................................      3,766,024   $ 57,486,501       6,579,310   $ 118,126,806
Shares issued on reinvestment of distributions .        110,850      1,581,790       1,455,715      22,562,560
Shares redeemed ................................     (3,963,287)   (60,087,094)     (5,954,550)   (108,198,721)
                                                   ------------------------------------------------------------
Net increase (decrease) ........................        (86,413)  $ (1,018,803)      2,080,475   $  32,490,645
                                                   ============================================================



3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisors, LLC (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

        ANNUALIZED
        FEE RATE      AVERAGE DAILY NET ASSETS
        -----------------------------------------------------------------
         0.150%       First $200 million
         0.135%       Over $200 million, up to and including $700 million
         0.100%       Over $700 million, up to and including $1.2 billion
         0.075%       Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions on sales of those shares and received contingent deferred sales charges for the period of $162,849 and $141,220, respectively.


4. INCOME TAXES

At December 31, 2001, the cost of investments, net unrealized appreciation and undistributed ordinary income for income tax purposes were as follows:


       Cost of investments ......................   $765,650,175
                                                    -------------
       Unrealized appreciation ..................     76,155,536
       Unrealized depreciation ..................    (34,703,662)
                                                    -------------
       Net unrealized appreciation ..............   $ 41,451,874
                                                    -------------
       Distributable earnings - ordinary income ..  $  6,538,731
                                                    =============

The tax character of distributions paid during the year ended December 31, 2001 and 2000 was as follows:

       DISTRIBUTIONS PAID FROM:                           2001          2000
                                                     --------------------------
       Ordinary income
         Class Z .................................   $10,647,858   $ 97,297,101
         Class A .................................     4,970,767     35,270,859
         Class B .................................       190,559        867,704
         Class C .................................     1,541,375     19,476,976
       Long-term capital gain
         Class Z .................................       758,776     22,941,016
         Class A .................................       395,828      8,398,151
         Class B .................................        18,467        197,721
         Class C .................................       190,618      4,810,596
                                                     --------------------------
                                                     $18,714,248   $189,260,124
                                                     ==========================

MUTUAL EUROPEAN FUND
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES (CONT.)

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

At December 31, 2001, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2001 of $4,372,844 and $697,133, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2002.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001, aggregated $372,200,049 and $480,481,212, respectively.

Transactions in options written during the year ended December 31, 2001 were as follows:

                                                      NUMBER
                                                   OF CONTRACTS     PREMIUM
                                                  ----------------------------
    Options outstanding at December 31, 2000             --         $     --
    Options written .............................       186           19,193
    Options exercised ...........................      (186)         (19,193)
                                                  ----------------------------
    Options outstanding at December 31, 2001 ....        --         $     --
                                                  ============================



6. FORWARD EXCHANGE CONTRACTS

At December 31, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                   IN        SETTLEMENT     UNREALIZED
CONTRACTS TO BUY:                             EXCHANGE FOR      DATE        GAIN (LOSS)
-----------------                             -----------------------------------------
 175,051,566  Swedish Krona .........   U.S.  $ 16,493,696     2/21/02  U.S. $ 146,529
     389,427   British Pounds ........             554,934     3/25/02           9,099
   6,200,000  European Unit .........   GBP      3,897,224      2/4/02         147,312
   6,000,000  European Unit .........   SEK     57,993,000     2/21/02         181,236
                                              -------------                 -----------
                                                                        U.S. $ 484,176
                                                                            -----------

MUTUAL EUROPEAN FUND
Notes to Financial Statements (CONTINUED)


6. FORWARD EXCHANGE CONTRACTS (CONT.)


                                                                                      IN        SETTLEMENT     UNREALIZED
CONTRACTS TO SELL:                                                               EXCHANGE FOR      DATE        GAIN (LOSS)
------------------                                                               -----------------------------------------
   9,985,292  Danish Krone ........................................        U.S.  $  1,212,727   1/16/02  U.S.  $  17,933
  27,221,531  European Unit .......................................                24,506,103   1/16/02          284,370
   2,300,000  European Unit .......................................                 2,085,341    2/4/02           40,366
  16,695,790  British Pounds ......................................                24,339,875    2/4/02           92,944
 376,529,780  Swedish Krona .......................................                36,841,374   2/21/02        1,048,832
  20,573,660  European Unit .......................................                18,648,187   2/21/02          370,574
  20,882,373  European Unit .......................................                19,072,313   3/18/02          533,690
  14,788,284  European Unit .......................................                13,588,033   3/25/02          463,005
   9,580,768  British Pounds ......................................                13,918,479   3/25/02           42,036
 296,266,976  Norwegian Krone .....................................                32,880,643   4/15/02          260,534
  14,959,675  Swiss Francs ........................................                 9,055,583   6/13/02           36,057
                                                                                 ------------                -------------
                                                                           U.S.  $196,148,658                  3,190,341
                                                                                 ============                -------------
         Net unrealized gain on offsetting forward contracts ......                                              546,986
                                                                                                             -------------
           Unrealized gain on forward exchange contracts ..........                                      U.S.$ 4,221,503
                                                                                                             =============

CONTRACTS TO BUY:
-----------------
  36,566,013  Danish Krona ........................................        U.S.   $ 4,469,346   1/16/02  U.S.$   (94,026)
  18,929,901  European Unit .......................................                16,964,038    2/4/02         (133,096)
  83,705,728  Swedish Krona .......................................                 7,989,589   2/21/02          (32,588)
   1,800,000  British Pounds ......................................                 2,610,585   3/25/02           (3,529)
                                                                                 ------------                -------------
                                                                           U.S.  $ 32,033,558            U.S.$  (263,239)
                                                                                 ============                -------------

MUTUAL EUROPEAN FUND
Notes to Financial Statements (CONTINUED)


6. FORWARD EXCHANGE CONTRACTS (CONT.)

                                                                                         IN        SETTLEMENT     UNREALIZED
CONTRACTS TO SELL:                                                                  EXCHANGE FOR      DATE        GAIN (LOSS)
------------------                                                                  -----------------------------------------
   4,000,000  British Pounds ......................................           U.S. $  5,698,080     1/2/02  U.S.$ (122,760)
   7,750,000  British Pounds ......................................                  11,250,338    1/16/02         (18,374)
 109,534,165  Danish Krona ........................................                  12,581,108    1/16/02        (525,245)
  29,050,000  European Unit .......................................                  25,731,669    1/16/02        (117,038)
   6,880,000  British Pounds ......................................                   9,958,860    1/16/02         (44,222)
   1,500,000  British Pounds ......................................                   2,178,375    1/24/02          (1,576)
  51,209,952  European Unit .......................................                  44,877,113     2/4/02        (654,649)
  14,890,924  British Pounds ......................................                  21,160,443     2/4/02        (465,320)
 221,650,000  Swedish Krona .......................................                  20,897,257    2/21/02        (172,569)
  36,350,000  European Unit .......................................                  31,934,536    2/27/02        (358,759)
  40,502,859  European Unit .......................................                  35,513,751    5/21/02        (370,865)
   6,300,441  Swiss Francs ........................................                   3,790,879    6/13/02          (5,259)
                                                                                   ------------                 -----------
                                                                              U.S. $225,572,409                 (2,856,636)
                                                                                   ============                 -----------
         Net unrealized loss on offsetting forward contracts ......                                               (185,648)
                                                                                                                -----------
           Unrealized loss on forward exchange contracts ..........                                             (3,305,523)
                                                                                                                -----------
             Net unrealized gain on forward exchange contracts ....                                         U.S.$  915,980
                                                                                                                ===========


7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 2001 are as follows:

                                                                    ACQUISITION
NUMBER OF SHARES                             ISSUER                    DATE          COST          VALUE
---------------------------------------------------------------------------------------------------------
    8,040     Montpelier RE Holdings Ltd. .........................  12/11/01   $  804,000     $   804,000
   16,080     Olympus RE Holdings Ltd. ............................  12/19/01    1,608,000       1,608,000
  127,500     Security Capital European Realty ....................    4/8/98    2,550,000       1,868,512
   37,500     White Mountains Insurance Group Inc. (Restricted) ...    6/1/01    7,500,000      12,397,500
                                                                                               -----------
TOTAL RESTRICTED SECURITIES (2.00% OF NET ASSETS) .................                            $16,678,012
                                                                                               ===========

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Directors of Franklin Mutual Series Fund, Inc. and Shareholders of Mutual European Fund


We have audited the accompanying statement of assets and liabilities of Mutual European Fund, a portfolio of Franklin Mutual Series Fund, Inc. ("Fund"), including the statement of investments, as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual European Fund, a portfolio of Franklin Mutual Series Fund, Inc., at December 31, 2001, the results of its operations for the year then ended, and the changes in net assets and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                         /S/ ERNST AND YOUNG LLP



Boston, Massachusetts
February 1, 2002

MUTUAL EUROPEAN FUND
Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $6,656,718 as a capital gain dividend for the fiscal year ended December 31, 2001.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 1.91% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2001.

At December 31, 2001, more than 50% of the Mutual European Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class Z, Class A, Class B and Class C shareholders of record on December 13, 2001.

                       CLASS Z                    CLASS A                         CLASS B                      CLASS C
            ----------------------------------------------------------------------------------------------------------------------
             FOREIGN TAX  FOREIGN SOURCE FOREIGN TAX    FOREIGN SOURCE   FOREIGN TAX  FOREIGN SOURCE   FOREIGN TAX  FOREIGN SOURCE
                PAID          INCOME        PAID            INCOME          PAID          INCOME          PAID          INCOME
COUNTRY       PER SHARE     PER SHARE     PER SHARE       PER SHARE       PER SHARE     PER SHARE       PER SHARE     PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
Belgium        $0.0011       $0.0156       $0.0011         $0.0136         $0.0011       $0.0112        $0.0011        $0.0095
Canada          0.0004        0.0021        0.0004          0.0018          0.0004        0.0015         0.0004         0.0013
Denmark         0.0012        0.0057        0.0012          0.0049          0.0012        0.0040         0.0012         0.0035
Finland         0.0043        0.0198        0.0043          0.0172          0.0043        0.0141         0.0043         0.0121
France          0.0045        0.0344        0.0045          0.0299          0.0045        0.0245         0.0045         0.0209
Germany         0.0003        0.0023        0.0003          0.0020          0.0003        0.0017         0.0003         0.0014
Ireland         0.0000        0.0142        0.0000          0.0124          0.0000        0.0101         0.0000         0.0087
Italy           0.0011        0.0052        0.0011          0.0045          0.0011        0.0037         0.0011         0.0032
Netherlands     0.0058        0.0258        0.0058          0.0225          0.0058        0.0184         0.0058         0.0157
Norway          0.0046        0.0216        0.0046          0.0188          0.0046        0.0154         0.0046         0.0131
Portugal        0.0000        0.0019        0.0000          0.0016          0.0000        0.0013         0.0000         0.0011
Spain           0.0037        0.0173        0.0037          0.0151          0.0037        0.0123         0.0037         0.0105
Sweden          0.0038        0.0214        0.0038          0.0186          0.0038        0.0153         0.0038         0.0130
Switzerland     0.0006        0.0027        0.0006          0.0024          0.0006        0.0019         0.0006         0.0017
United Kingdom  0.0072        0.0557        0.0072          0.0485          0.0072        0.0398         0.0072         0.0339
            ----------------------------------------------------------------------------------------------------------------------
TOTAL          $0.0386       $0.2457       $0.0386         $0.2138         $0.0386       $0.1752        $0.0386        $0.1496
            ======================================================================================================================


In January 2002, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2001. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

DIRECTORS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each director will serve until that person's successor is elected and qualified.


INDEPENDENT DIRECTORS                                 NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------
EDWARD I. ALTMAN, Ph.D. (60) Director  Since 1987          6          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Max L. Heine Professor of Financing and Vice Director, NYU Salomon Center, Stern
School of Business, New York University; editor and author of numerous financial publications; and financial consultant.
----------------------------------------------------------------------------------------------------------
ANN TORRE GRANT (43)         Director  Since 1994          6          Independent Director, USA
51 John F. Kennedy Pkwy.                                              Education, Inc. (Sallie Mae), and
Short Hills, NJ 07078-2702                                            Condor Technology Solutions, Inc.
                                                                      (information technologyconsulting).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Independent strategic and financial consultant; and FORMERLY Executive Vice
President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, USAirways, Inc. (until
1995).
----------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (78)    Director  Since 1996         31          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-present); and FORMERLY, Chairman and Director, Precise Power
Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc.
(1994-1997), and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
----------------------------------------------------------------------------------------------------------
BRUCE A. MACPHERSON (71)     Director  Since 1974          6          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired, former Chairman, A.A. MacPherson, Inc., Canton, MA (representative for electrical manufacturers), and Partner/Owner McKinstry Inc., Chicopee, MA
(manufacturer of electrical enclosures).
----------------------------------------------------------------------------------------------------------

                                                       NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (72)        Director  Since 1996         31          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer,
Landmark Banking Corporation (1969-1978), Financial Vice President, Florida
Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta
(1958-1965).
----------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (71)       Director  Since 1998         11          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
----------------------------------------------------------------------------------------------------------
LEONARD RUBIN (76)           Director  Since 1996         11          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages various personal investments); and
FORMERLY, President, F.N.C. Textiles, Inc., and Chairman of the Board, Carolace
Embroidery Co., Inc. (until 1996).
----------------------------------------------------------------------------------------------------------
ROBERT E. WADE (55)          Director  Since 1991         13          Director, El Oro Mining and
51 John F. Kennedy Pkwy.                                              Exploration Company, PLC and The
Short Hills, NJ 07078-2702                                            Exploration Company, PLC.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
----------------------------------------------------------------------------------------------------------



INTERESTED DIRECTORS AND OFFICERS                      NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------
**PETER A. LANGERMAN (46)    Chairman  Chairman of         6          None
51 John F. Kennedy Pkwy.     of the    the Board
Short Hills, NJ 07078-2702   Board     since 2001
                             and       and
                             Director  Director
                                       since 1989

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chief Executive Officer, Franklin Mutual Advisers, LLC.
----------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (76)    Director  Since 1996         16          None
One Parker Plaza, 9th Floor
Fort Lee, NJ 07024

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Resources, Inc. and Franklin Private Client
Group, Inc.; and President, Franklin Advisory Services, LLC.
----------------------------------------------------------------------------------------------------------


                                                       NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED   BY DIRECTOR*     OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------
**DAVID J. WINTERS (39)      President Since 2001          6          None
51 John F. Kennedy Pkwy.     and
Short Hills, NJ 07078-2702   Director

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Chief Investment Officer, Franklin Mutual Advisers, LLC.
----------------------------------------------------------------------------------------------
DAVID P. GOSS (54)           Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
----------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)        Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
----------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)      Treasurer Since 2000        None         None
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 19 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)       Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906     and
                             Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset
Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------



*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**William J. Lippman is considered an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Mr. Langerman and Mr. Winters are considered interested persons of the Fund under the federal securities laws due to their positions as officers of Franklin Mutual Advisers, LLC., the Fund's advisor.
--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
-------------------------------------------------------------------------------

[logo omitted]
Franklin Templeton Investments

One Franklin Parkway
San Mateo, CA  94403-1906



ANNUAL REPORT
MUTUAL BEACON FUND

CHAIRMAN OF THE BOARD
Peter A. Langerman

PRESIDENT
David J. Winters

AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA  02116

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Beacon Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

476 A2001 02/02  [recycle logo omitted] Printed on recycled paper